Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
A summary of the Plan's assets that are measured at fair value for each fair value hierarchy level for the period presented is as follows:

	December 31, 2025
	Measured at Net Asset Value(1)	Level One	Level Two	Level Three	Total
ESAB Corporation common stock	$—	$669,806	$—	$—	$669,806
Mutual funds	—	228,376,853	—	—	228,376,853
Common collective trust fund	11,645,498	—	—	—	11,645,498
Total	$11,645,498	$229,046,660	$—	$—	$240,692,157

	December 31, 2024
	Measured at Net Asset Value (1)	Level One	Level Two	Level Three	Total
ESAB Corporation common stock	$—	$742,802	$—	$—	$742,802
Mutual funds	—	204,911,530	—	—	204,911,530
Common collective trust funds	13,386,838	—	—	—	13,386,838
Total	$13,386,838	$205,654,332	$—	$—	$219,041,170
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(1) In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient (the “NAV”) have not been classified in the fair value hierarchy. These investments, consisting of common collective trusts, are valued using the NAV provided by the Trustee. The NAV is based on the underlying investments held by the fund that are traded in an active market, less its liabilities. These investments can be redeemed in the near-term.